STOCKHOLDERS' EQUITY (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Common Stock, Shares Authorized	292,500,000	292,500,000
Common stock, par value	$ 0.001	$ 0.001
Share-based Compensation Expense	$ 954,000	$ 1,298,000
Employee Stock Option [Member]
Share-based Compensation, Options, Grants in Period, Gross	91,500	83,000
Share-based Compensation, Options, Outstanding	237,500	196,000
Stock Unit1 [Member]
Share-based Compensation, Options, Grants in Period, Gross	14,636,106	10,354,497